Income Tax - Schedule of Provision for Income Tax (Details)	12 Months Ended
Jun. 30, 2020 USD ($)
Federal
Current	$ 812
Deferred	(25,745)
State
Change in valuation allowance	25,745
Income tax provision	$ 812